Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Tables)	12 Months Ended
Dec. 31, 2018
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Table of Gains (losses) on derecognition of non financial assets and subsidiaries, Net
Gains (losses) on derecognition of non-financial assets and subsidiaries, net (Millions of euros)
	2018	2017	2016
Gains
Disposal of investments in non-consolidated subsidiaries	55	38	111
Disposal of tangible assets and other	81	69	64
Losses:
Disposal of investments in non-consolidated subsidiaries	(13)	(27)	(58)
Disposal of tangible assets and other	(45)	(33)	(47)
Total	78	47	70